Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets with indefinite useful life [abstract]
Beginning balance	$ 0
Ending balance	5,919	$ 0
Intangible assets with finite useful life [Abstract]
Beginning balance	1,290
Ending balance	510	1,290
Total [Abstract]
Beginning balance	1,290
Ending balance	6,429	1,290
Cost [Member]
Total [Abstract]
Beginning balance	6,413	6,413
Additions	10,897
Transfer of carbon credits	(4,955)
Reclassification of balances		0
Ending balance	12,355	6,413
Accumulated Amortisation Charge [Member]
Intangible assets with finite useful life [Abstract]
Beginning balance	(5,123)	(3,823)
Amortisation charge	(803)	(1,300)
Ending balance	(5,926)	(5,123)
Customer Contracts [Member]
Intangible assets with finite useful life [Abstract]
Beginning balance	362
Ending balance	0	362
Customer Contracts [Member] | Cost [Member]
Intangible assets with finite useful life [Abstract]
Beginning balance	3,893	3,728
Additions	0
Transfer of carbon credits	0
Reclassification of balances		165
Ending balance	3,893	3,893
Customer Contracts [Member] | Accumulated Amortisation Charge [Member]
Intangible assets with finite useful life [Abstract]
Beginning balance	(3,531)	(2,663)
Amortisation charge	(362)	(868)
Ending balance	(3,893)	(3,531)
IT infrastructure [Member]
Intangible assets with finite useful life [Abstract]
Beginning balance	928
Ending balance	510	928
IT infrastructure [Member] | Cost [Member]
Intangible assets with finite useful life [Abstract]
Beginning balance	2,520	2,685
Additions	23
Transfer of carbon credits	0
Reclassification of balances		(165)
Ending balance	2,543	2,520
IT infrastructure [Member] | Accumulated Amortisation Charge [Member]
Intangible assets with finite useful life [Abstract]
Beginning balance	(1,592)	(1,160)
Amortisation charge	(441)	(432)
Ending balance	(2,033)	(1,592)
Carbon Credit [Member]
Intangible assets with indefinite useful life [abstract]
Beginning balance	0
Ending balance	5,919	0
Carbon Credit [Member] | Cost [Member]
Intangible assets with indefinite useful life [abstract]
Beginning balance	0	0
Additions	10,874
Transfer of carbon credits	(4,955)
Reclassification of balances		0
Ending balance	$ 5,919	$ 0